Service Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Allowance for obsolete and slow moving inventories					$ 4,200		$ 1,000
Successor [Member]
Allowance for obsolete and slow moving inventories	$ (200)		$ 1,100
Predecessor [Member]
Allowance for obsolete and slow moving inventories		$ 200		$ 700		$ 500